Quarterly Holdings Report
for
Fidelity® SAI International SMA Completion Fund
July 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
ISM-NPRT3-0923
1.9893101.104
Common Stocks - 86.1%
	Shares	Value ($)
Australia - 1.7%
Aristocrat Leisure Ltd.	359,137	9,487,667
Canada - 6.9%
Constellation Software, Inc.	10,836	22,893,613
Lumine Group, Inc.	32,512	516,040
Tourmaline Oil Corp.	302,879	15,696,926
TOTAL CANADA		39,106,579
China - 2.4%
Anta Sports Products Ltd.	398,089	4,660,340
Chervon Holdings Ltd.	526,600	1,971,652
Kweichow Moutai Co. Ltd. (A Shares)	11,800	3,106,743
Li Ning Co. Ltd.	635,337	3,828,853
TOTAL CHINA		13,567,588
France - 3.8%
Capgemini SA	51,685	9,366,282
Edenred SA	83,406	5,417,925
Sartorius Stedim Biotech	22,279	6,969,044
TOTAL FRANCE		21,753,251
Germany - 3.5%
Hannover Reuck SE	93,982	20,062,143
India - 8.2%
Axis Bank Ltd.	741,178	8,596,908
HDFC Bank Ltd.	897,778	18,025,790
Jio Financial Services Ltd. (a)	584,671	1,861,577
Reliance Industries Ltd.	584,671	18,123,450
TOTAL INDIA		46,607,725
Indonesia - 4.8%
PT Bank Central Asia Tbk	21,605,187	13,073,430
PT Bank Rakyat Indonesia (Persero) Tbk	37,162,638	13,923,667
TOTAL INDONESIA		26,997,097
Ireland - 2.4%
Kingspan Group PLC (Ireland)	166,007	13,324,303
Italy - 1.2%
FinecoBank SpA	438,676	6,808,007
Japan - 19.1%
Itochu Corp.	763,666	30,865,492
Keyence Corp.	66,324	29,724,938
Minebea Mitsumi, Inc.	1,267,536	23,414,646
Misumi Group, Inc.	117,474	2,142,384
Nomura Research Institute Ltd.	249,371	7,085,857
Relo Group, Inc.	152,001	2,096,271
TIS, Inc.	513,891	13,014,791
TOTAL JAPAN		108,344,379
Korea (South) - 3.4%
Samsung Electronics Co. Ltd.	346,824	18,946,495
Luxembourg - 1.0%
Eurofins Scientific SA	83,693	5,758,640
Netherlands - 3.4%
BE Semiconductor Industries NV	51,600	6,164,171
IMCD NV	86,510	13,121,493
TOTAL NETHERLANDS		19,285,664
Spain - 2.0%
CaixaBank SA	2,783,505	11,259,835
Sweden - 6.7%
Indutrade AB	815,006	17,103,172
Investor AB (B Shares)	1,027,504	20,981,721
TOTAL SWEDEN		38,084,893
Switzerland - 4.4%
Sika AG	80,704	25,051,973
United Kingdom - 9.7%
B&M European Value Retail SA	2,796,687	19,855,058
Beazley PLC	717,596	5,051,284
Big Yellow Group PLC	290,900	4,005,794
Games Workshop Group PLC	32,300	4,829,182
JD Sports Fashion PLC	4,935,057	9,987,780
S4 Capital PLC (b)	1,110,703	1,505,244
Standard Chartered PLC (United Kingdom)	997,700	9,569,697
TOTAL UNITED KINGDOM		54,804,039
Zambia - 1.5%
First Quantum Minerals Ltd.	294,268	8,727,730
TOTAL COMMON STOCKS (Cost $439,936,344)		487,978,008

Money Market Funds - 13.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (c) (Cost $77,987,711)	77,972,117	77,987,711

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $517,924,055)	565,965,719
NET OTHER ASSETS (LIABILITIES) - 0.2%	953,429
NET ASSETS - 100.0%	566,919,148

Legend

(a)	Level 3 security
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	43,600,978	128,936,546	94,549,813	1,545,607	-	-	77,987,711	0.2%
Total	43,600,978	128,936,546	94,549,813	1,545,607	-	-	77,987,711

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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